Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with International Financial Reporting Standards

(a)	Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (‘IASB’) and as endorsed by the EU. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2018. These financial statements should be read in conjunction with the Annual Report and Accounts 2018 and the information about the application of IFRS 16 ‘Leases’ set out below.
At 30 June 2019, there were no unendorsed standards effective for the half-year to 30 June 2019 affecting these financial statements, and there was no difference between IFRSs endorsed by the EU and IFRSs issued by the IASB in terms of their application to HSBC.
Standards applied during the half-year to 30 June 2019
IFRS 16 ‘Leases’
On 1 January 2019, we adopted the requirements of IFRS 16 retrospectively. The cumulative effect of initially applying the standard was recognised as an adjustment to the opening balance of retained earnings at that date. Comparatives were not restated. The adoption of the standard increased assets by $5bn and increased financial liabilities by the same amount with no effect on net assets or retained earnings.
On adoption of IFRS 16, we recognised lease liabilities in relation to leases that had previously been classified as ‘operating leases’ in accordance with IAS 17 ‘Leases’. These liabilities were recognised in ’other liabilities’ and measured at the present value of the remaining lease payments, discounted at the lessee’s incremental borrowing rate at 1 January 2019. The associated right of use (‘ROU’) assets were recognised in ’other assets’ and measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments or provisions for onerous leases recognised on the balance sheet at 31 December 2018. In addition, the following practical expedients permitted by the standard were applied:

•	reliance was placed on previous assessments on whether leases were onerous;

•	operating leases with a remaining lease term of less than 12 months at 1 January 2019 were treated as short-term leases; and

•	initial direct costs were not included in the measurement of ROU assets for leases previously accounted for as operating leases.
The differences between IAS 17 and IFRS 16 are summarised in the table below:

IAS 17	IFRS 16
Leases were classified as either finance or operating leases. Payments made under operating leases were charged to profit or loss on a straight-line basis over the period of the lease.
Leases are recognised as an ROU asset and a corresponding liability at the date at which the leased asset is made available for use. Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant period rate of interest on the remaining balance of the liability. The ROU asset is depreciated over the shorter of the ROU asset’s useful economic life and the lease term on a straight-line basis.
In determining the lease term, we consider all facts and circumstances that create an economic incentive to exercise an extension option or not exercise a termination option over the planning horizon of five years.
In general, it is not expected that the discount rate implicit in the lease is available so the lessee’s incremental borrowing rate is used. This is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of a similar value in a similar economic environment with similar terms and conditions. The rates are determined for each economic environment in which we operate and for each term by adjusting swap rates with funding spreads (own credit spread) and cross-currency basis where appropriate.

Amendment to IAS 12 ‘Income Taxes’
An amendment to IAS 12 was issued in December 2017 as part of the annual improvement cycle. The amendment clarifies that an entity should recognise the tax consequences of dividends where the transactions or events that generated the distributable profits are recognised. This amendment was applied on 1 January 2019 and had no material impact. Comparatives have not been restated.

Use of estimates and judgements

(b)	Use of estimates and judgements
Management believes that our critical accounting estimates and judgements are those that relate to the effect on hedge accounting of the fundamental review and reform of the major interest rate benchmarks, impairment of amortised cost and FVOCI financial assets, goodwill impairment, the valuation of financial instruments, deferred tax assets, provisions for liabilities and interests in associates. There were no changes in the current period to the critical accounting estimates and judgements applied in 2018, which are stated on pages 35 and 226 of the Annual Report and Accounts 2018.

Future accounting developments

(d)	Future accounting developments
IFRS 17 ‘Insurance Contracts’ was issued in May 2017 and has not been endorsed for use in the EU. It sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is currently effective from
1 January 2021. However, the IASB is consulting on delaying the mandatory implementation date by one year and may make additional changes to the standard. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard is still developing and there may be changes to implementation decisions as practice evolves, therefore the likely impact of its implementation remains uncertain.

Going concern

(e)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources.

Basis of preparation

Basis of preparation
The Group Chief Executive, supported by the rest of the GMB, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance, which removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis. 1H18 and 2H18 adjusted performance information is presented on a constant currency basis as described on page 18.
As required by IFRS 8, reconciliations of the total adjusted global business results to the Group’s reported results are presented on page 31.
Supplementary reconciliations from reported to adjusted results by global business are presented on pages 32 to 34 for information purposes.
Global business performance is also assessed using return on tangible equity (‘RoTE’), excluding significant items and the UK bank levy. A reconciliation of global business RoTE, excluding significant items and the UK bank levy, to the Group’s RoTE is provided in the Reconciliations of Non-GAAP Financial Measures 30 June 2019.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses and geographical regions. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
The expense of the UK bank levy is included in the Europe geographical region as HSBC regards the levy as a cost of being headquartered in the UK. For the purposes of the presentation by global business, the cost of the levy is included in Corporate Centre.
The results of geographical regions are presented on a reported basis.
Geographical information is classified by the location of the principal operations of the subsidiary or, for The Hongkong and Shanghai Banking Corporation Limited, HSBC Bank plc, HSBC UK Bank plc, HSBC Bank Middle East Limited and HSBC Bank USA, by the location of the branch responsible for reporting the results or providing funding.